Related Parties Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 22, 2023	Oct. 19, 2023	Oct. 11, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 13, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Research and development expenses						$ 0		$ 450,000
General and administrative expenses								188,000
Research and development expenses					$ 945,125	599,227		3,480,731	$ 967,826
Accrued expenses					$ 1,408,876			$ 1,867,822	2,165
Aggregate amount										$ 381,151
Advance to maker				$ 500,000
Repaid total amount		$ 125,000
Share price (in Dollars per share)		$ 10	$ 10		$ 25			$ 25
Aggregate purchase price		$ 500,000	$ 500,000
Consideration of granted payment	$ 1,500,000
Deferred revenue								$ 500,000
Staffing services					$ 309,182	386,782
Accrued payroll and bonus within other accrued expenses					232,000			267,000
Deferred revenue					$ 500,000			500,000	0
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
General and administrative expenses
Accrued expenses								267,000
Related Party [Member]
Related Party Transaction [Line Items]
Research and development expenses								450,000
AirCore technology [Member]
Related Party Transaction [Line Items]
Remaining payment upon third party						1,000,000		1,000,000
Joint Venture Agreement [Member]
Related Party Transaction [Line Items]
Deferred revenue						$ 500,000
Deferred revenue								$ 500,000
Note Receivable [Member]
Related Party Transaction [Line Items]
Description of related party								On August 17, 2023, the Note was amended to $778,000 effective June 16, 2023. On September 6, 2023, the Note was further amended to $818,000. The Note does not bear interest and is payable on the date of the termination of the Merger Agreement or at any time at the election of the Maker. On April 3, 2023, and April 18, 2023, the Maker drew down $200,000 and $300,000 on this Note respectively. On June 16, 2023, and June 30, 2023, the Maker drew down an additional $110,000 and $84,000 on this Note respectively. On August 1, 2023 and September 5, 2023, the Maker drew a further $84,000 and $40,000 respectively.
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Research and development expenses							$ 563,000	$ 1,573,278
General and administrative expenses									$ 188,000
Operating costs								$ 20,600
Class A Common Stock [Member]
Related Party Transaction [Line Items]
Shares purchased (in Shares)		50,000	50,000